Revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) oz $ / Ounce	Dec. 31, 2023 USD ($) oz $ / Ounce
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 470,259	$ 427,480
Average cash consideration (in usd per ounce) | $ / Ounce		386
Royal Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization due to change in estimate	3,000	$ 2,500
Copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	342,956	320,603
Adjustments on provisionally priced sales	182	(4,083)
Copper | Domestic
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	24,303
Copper | Export
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 342,774	300,383
Copper | Export | Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Final sales price, period after shipment	0 months
Copper | Export | Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Final sales price, period after shipment	1 month
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 127,303	106,877
Amortization of deferred revenue	18,310	$ 17,082
Quantity delivered (in ounce) | oz		14,005
Gold | Royal Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amortization of deferred revenue	$ 18,310	$ 17,100
Quantity delivered (in ounce) | oz	15,917	14,005
Average cash consideration (in usd per ounce) | $ / Ounce	473	386
Gold | Export
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 108,993	$ 89,795